Deferred tax - Analysis of the deferred tax (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Analysis of deferred tax
Net deferred tax liability	£ (2,413)	£ (7,402)	£ (30,422)	£ (35,546)